Gurantor and non-gurantor supplemental financial information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Consolidating Balance Sheet

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$4,454	$232,076	$24,318	$(105,914)	$154,934
Property, plant and equipment, net	—	—	64,820	839	—	65,659
Subscriber acquisition costs, net	—	—	1,084,164	86,123	—	1,170,287
Deferred financing costs, net	—	3,407	—	—	—	3,407
Investment in subsidiaries	—	2,210,678	—	—	(2,210,678)	—
Intercompany receivable	—	—	6,303	—	(6,303)	—
Intangible assets, net	—	—	397,007	29,609	—	426,616
Goodwill	—	—	809,678	26,437	—	836,115
Long-term investments and other assets	—	106	53,603	5,350	(106)	58,953

Total Assets	$—	$2,218,645	$2,647,651	$172,676	$(2,323,001)	$2,715,971

Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	$—	$17,269	$277,575	$100,090	$(105,914)	$289,020
Intercompany payable	—	—	—	6,303	(6,303)	—
Notes payable and revolving credit facility, net of current portion	—	2,611,225	—	—	—	2,611,225
Capital lease obligations, net of current portion	—	—	4,488	461	—	4,949
Deferred revenue, net of current portion	—	—	144,026	10,218	—	154,244
Other long-term obligations	—	—	58,930	—	—	58,930
Accumulated losses of investee	409,849				(409,849)	—
Deferred income tax liability	—	—	106	7,452	(106)	7,452
Total (deficit) equity	(409,849)	(409,849)	2,162,526	48,152	(1,800,829)	(409,849)

Total liabilities and stockholders’ (deficit) equity	$—	$2,218,645	$2,647,651	$172,676	$(2,323,001)	$2,715,971

Supplemental Condensed Consolidating Balance Sheet

December 31, 2016

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$25,136	$143,954	$3,730	$(67,799)	$105,021
Property, plant and equipment, net	—	—	62,781	845	—	63,626
Subscriber acquisition costs, net	—	—	974,975	77,459	—	1,052,434
Deferred financing costs, net	—	4,420	—	—	—	4,420
Investment in subsidiaries	—	2,228,903	—	—	(2,228,903)	—
Intercompany receivable	—	—	9,492	—	(9,492)	—
Intangible assets, net	—	—	443,189	32,203	—	475,392
Goodwill	—	—	809,678	25,555	—	835,233
Long-term investments and other assets	—	106	11,523	13	(106)	11,536

Total Assets	$—	$2,258,565	$2,455,592	$139,805	$(2,306,300)	$2,547,662

Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	$—	$17,047	$160,956	$74,987	$(67,799)	$185,191
Intercompany payable	—	—	—	9,492	(9,492)	—
Notes payable and revolving credit facility, net of current portion	—	2,486,700	—	—	—	2,486,700
Capital lease obligations, net of current portion	—	—	7,368	567	—	7,935
Deferred revenue, net of current portion	—	—	53,991	4,743	—	58,734
Accumulated Losses of Investee	245,182				(245,182)	—
Other long-term obligations	—	—	47,080	—	—	47,080
Deferred income tax liability	—	—	106	7,204	(106)	7,204
Total (deficit) equity	(245,182)	(245,182)	2,186,091	42,812	(1,983,721)	(245,182)

Total liabilities and stockholders’ (deficit) equity	$—	$2,258,565	$2,455,592	$139,805	$(2,306,300)	$2,547,662

Condensed Consolidating Balance Sheet

December 31, 2016

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$25,136	$143,954	$3,730	$(67,799)	$105,021
Property and equipment, net	—	—	62,781	845	—	63,626
Subscriber acquisition costs, net	—	—	974,975	77,459	—	1,052,434
Deferred financing costs, net	—	4,420	—	—	—	4,420
Investment in subsidiaries	—	2,228,903	—	—	(2,228,903)	—
Intercompany receivable	—	—	9,492	—	(9,492)	—
Intangible assets, net	—	—	443,189	32,203	—	475,392
Goodwill	—	—	809,678	25,555	—	835,233
Long-term investments and other assets	—	106	11,523	13	(106)	11,536

Total Assets	$—	$2,258,565	$2,455,592	$139,805	$(2,306,300)	$2,547,662

Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	$—	$17,047	$160,956	$74,987	$(67,799)	$185,191
Intercompany payable	—	—	—	9,492	(9,492)	—
Notes payable and revolving line of credit, net of current portion	—	2,486,700	—	—	—	2,486,700
Capital lease obligations, net of current portion	—	—	7,368	567	—	7,935
Deferred revenue, net of current portion	—	—	53,991	4,743	—	58,734
Accumulated losses of investee	245,182				(245,182)	—
Other long-term obligations	—	—	47,080	—	—	47,080
Deferred income tax liability	—	—	106	7,204	(106)	7,204
Total (deficit) equity	(245,182)	(245,182)	2,186,091	42,812	(1,983,721)	(245,182)

Total liabilities and stockholders’ (deficit) equity	$—	$2,258,565	$2,455,592	$139,805	$(2,306,300)	$2,547,662

Condensed Consolidating Balance Sheet

December 31, 2015

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$2,537	$91,555	$6,540	$(53,066)	$47,566
Property and equipment, net	—	—	55,012	262	—	55,274
Subscriber acquisition costs, net	—	—	728,547	62,097	—	790,644
Deferred financing costs, net	—	6,456	—	—	—	6,456
Investment in subsidiaries	—	2,070,404	—	—	(2,070,404)	—
Intercompany receivable	—	—	22,398	—	(22,398)	—
Intangible assets, net	—	—	519,301	39,094	—	558,395
Goodwill	—	—	809,678	24,738	—	834,416
Long-term investments and other assets	—	106	10,880	13	(106)	10,893

Total Assets	$—	$2,079,503	$2,237,371	$132,744	$(2,145,974)	$2,303,644

Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	$—	$18,384	$143,896	$59,304	$(53,066)	$168,518
Intercompany payable	—	—	—	22,398	(22,398)	—
Notes payable and revolving line of credit, net of current portion	—	2,138,112	—	—	—	2,138,112
Capital lease obligations, net of current portion	—	—	11,169	2	—	11,171
Deferred revenue, net of current portion	—	—	40,960	3,822	—	44,782
Accumulated losses of investee	76,993	—	—	—	(76,993)	—
Other long-term obligations	—	—	10,530	—	—	10,530
Deferred income tax liability	—	—	106	7,524	(106)	7,524
Total (deficit) equity	(76,993)	(76,993)	2,030,710	39,694	(1,993,411)	(76,993)

Total liabilities and stockholders’ (deficit) equity	$—	$2,079,503	$2,237,371	$132,744	$(2,145,974)	$2,303,644

Condensed Consolidating Statements of Operations and Comprehensive Loss

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$395,515	$23,315	$(1,351)	$417,479
Costs and expenses	—	—	445,668	20,152	(1,351)	464,469

(Loss) income from operations	—	—	(50,153)	3,163	—	(46,990)
Loss from subsidiaries	(166,873)	(47,496)	—	—	214,369	—
Other expense (income), net	—	119,377	1,741	(2,386)	—	118,732

(Loss) income before income tax expenses	(166,873)	(166,873)	(51,894)	5,549	214,369	(165,722)
Income tax (benefit) expense	—	—	(269)	1,420	—	1,151

Net (loss) income	$(166,873)	$(166,873)	$(51,625)	$4,129	$214,369	$(166,873)

Other comprehensive (loss) income, net of tax effects:
Net (loss) income	$(166,873)	$(166,873)	$(51,625)	$4,129	$214,369	$(166,873)
Foreign currency translation adjustment	—	1,576	—	1,576	(1,576)	1,576
Unrealized gain on marketable securities	—	(258)	(258)	—	258	(258)

Total other comprehensive income (loss)	—	1,318	(258)	1,576	(1,318)	1,318

Comprehensive (loss) income	$(166,873)	$(165,555)	$(51,883)	$5,705	$213,051	$(165,555)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$337,256	$19,155	$(1,351)	$355,060
Costs and expenses	—	—	373,319	19,640	(1,351)	391,608

Loss from operations	—	—	(36,063)	(485)	—	(36,548)
Loss from subsidiaries	(134,815)	(32,494)	—	—	167,309	—
Other expense (income), net	—	102,321	(1,428)	(3,298)	—	97,595

(Loss) income before income tax expenses	(134,815)	(134,815)	(34,635)	2,813	167,309	(134,143)
Income tax expense	—	—	185	487	—	672

Net (loss) income	$(134,815)	$(134,815)	$(34,820)	$2,326	$167,309	$(134,815)

Other comprehensive loss, net of tax effects:
Net (loss) income	$(134,815)	$(134,815)	$(34,820)	$2,326	$167,309	$(134,815)
Foreign currency translation adjustment	—	2,801	—	2,801	(2,801)	2,801

Total other comprehensive income	—	2,801	—	2,801	(2,801)	2,801

Comprehensive (loss) income	$(134,815)	$(132,014)	$(34,820)	$5,127	$164,508	$(132,014)

Condensed Consolidating Statements of Operations and Comprehensive Loss

For the Year ended December 31, 2016

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$715,072	$45,539	$(2,704)	$757,907
Costs and expenses	—	—	787,138	44,575	(2,704)	829,009

(Loss) income from operations	—	—	(72,066)	964	—	(71,102)
Loss from subsidiaries	(275,957)	(69,637)	—	—	345,594	—
Other expense (income), net	—	206,320	(1,207)	(325)	—	204,788

(Loss) income before income tax expenses	(275,957)	(275,957)	(70,859)	1,289	345,594	(275,890)
Income tax expense (benefit)	—	—	545	(478)	—	67

Net (loss) income	$(275,957)	$(275,957)	$(71,404)	$1,767	$345,594	$(275,957)

Other comprehensive (loss) income, net of tax effects:
Foreign currency translation adjustment	—	2,482	—	2,482	(2,482)	2,482
Unrealized gain on marketable securities	—	1,011	1,011	—	(1,011)	1,011

Comprehensive (loss) income	$(275,957)	$(272,464)	$(70,393)	$4,249	$342,101	$(272,464)

Condensed Consolidating Statements of Operations and Comprehensive Loss

For the Year ended December 31, 2015

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$622,507	$34,022	$(2,808)	$653,721
Costs and expenses	—	—	730,322	34,882	(2,808)	762,396

Loss from operations	—	—	(107,815)	(860)	—	(108,675)
Loss from subsidiaries	(279,107)	(118,885)	—	—	397,992	—
Other expense, net	—	160,222	9,763	96	—	170,081

Loss before income tax expenses	(279,107)	(279,107)	(117,578)	(956)	397,992	(278,756)
Income tax expense (benefit)	—	—	392	(41)	—	351

Net loss	$(279,107)	$(279,107)	$(117,970)	$(915)	$397,992	$(279,107)

Other comprehensive (loss) income, net of tax effects:
Foreign currency translation adjustment	—	(13,293)	2	(13,294)	13,292	(13,293)

Comprehensive loss	$(279,107)	$(292,400)	$(117,968)	$(14,209)	$411,284	$(292,400)

Condensed Consolidating Statements of Operations and Comprehensive Loss

For the Year ended December 31, 2014

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$530,888	$35,911	$(3,122)	$563,677
Costs and expenses	—	—	623,124	37,544	(3,122)	657,546

(Loss) income from operations	—	—	(92,236)	(1,633)	—	(93,869)
(Loss) income from subsidiaries	(238,660)	(93,850)	—	—	332,510	—
Other expense (income), net	—	145,917	(1,676)	36	—	144,277

Loss from operations before income tax expense	(238,660)	(239,767)	(90,560)	(1,669)	332,510	(238,146)
Income tax (benefit) expense	—	(1,107)	779	842	—	514

Net loss	$(238,660)	$(238,660)	$(91,339)	$(2,511)	$332,510	$(238,660)

Other comprehensive loss, net of tax effects:
Foreign currency translation adjustment	—	(11,333)	(6,895)	(4,438)	11,333	(11,333)

Comprehensive loss	$(238,660)	$(249,993)	$(98,234)	$(6,949)	$343,843	$(249,993)

Condensed Consolidating Statements of Cash Flows

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$—	$—	$(136,796)	$3,535	$—	$(133,261)
Cash flows from investing activities:
Capital expenditures	—	—	(11,435)	—	—	(11,435)
Proceeds from sale of assets	—	—	319	—	—	319
Investment in subsidiary	—	(129,560)	—	—	129,560	—
Acquisition of intangible assets	—	—	(743)	—	—	(743)
Acquisition of other assets	—	—	(143)	—	—	(143)

Net cash used in investing activities	—	(129,560)	(12,002)	—	129,560	(12,002)
Cash flows from financing activities:
Proceeds from notes payable	—	324,750	—	—	—	324,750
Repayment on notes payable	—	(300,000)	—	—	—	(300,000)
Borrowings from revolving credit facility	—	113,000	—	—	—	113,000
Repayments on revolving credit facility	—	(13,000)	—	—	—	(13,000)
Intercompany receivable	—	—	3,189	—	(3,189)	—
Intercompany payable	—	—	129,560	(3,189)	(126,371)	—
Repayments of capital lease obligations	—	—	(4,549)	(163)	—	(4,712)
Payments of other long-term obligations	—	—	(1,164)	—	—	(1,164)
Financing costs	—	(9,460)	—	—	—	(9,460)
Deferred financing costs	—	(6,191)	—	—	—	(6,191)

Net cash provided by (used in) financing activities	—	109,099	127,036	(3,352)	(129,560)	103,223
Effect of exchange rate changes on cash	—	—	—	(10)	—	(10)

Net increase (decrease) in cash and cash equivalents	—	(20,461)	(21,762)	173	—	(42,050)
Cash and cash equivalents:
Beginning of period	—	24,680	18,186	654	—	43,520

End of period	$—	$4,219	$(3,576)	$827	$—	$1,470

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$—	$—	$(176,661)	$5,088	$—	$(171,573)
Cash flows from investing activities:
Subscriber acquisition costs—company owned equipment	—	—	(1,791)	—	—	(1,791)
Capital expenditures	—	—	(4,526)	—	—	(4,526)
Investment in subsidiary	(69,800)	(187,004)	—	—	256,804	—
Acquisition of intangible assets	—	—	(505)	—	—	(505)
Proceeds from sale of assets	—	—	1,925	—	—	1,925

Net cash used in investing activities	(69,800)	(187,004)	(4,897)	—	256,804	(4,897)
Cash flows from financing activities:
Proceeds from notes payable	—	500,000	—	—	—	500,000
Repayment on notes payable	—	(235,535)	—	—	—	(235,535)
Borrowings from revolving credit facility	—	57,000	—	—	—	57,000
Repayments on revolving credit facility	—	(77,000)	—	—	—	(77,000)
Intercompany receivable	—	—	6,621	—	(6,621)	—
Intercompany payable	—	—	187,004	(6,621)	(180,383)	—
Proceeds from capital contributions	69,800	69,800	—	—	(69,800)	69,800
Repayments of capital lease obligations	—	—	(3,955)	(1)	—	(3,956)
Financing costs	—	(8,274)	—	—	—	(8,274)
Deferred financing costs	—	(6,277)	—	—	—	(6,277)

Net cash provided by (used in) financing activities	69,800	299,714	189,670	(6,622)	(256,804)	295,758
Effect of exchange rate changes on cash	—	—	—	(441)	—	(441)

Net increase (decrease) in cash and cash equivalents	—	112,710	8,112	(1,975)	—	118,847
Cash and cash equivalents:
Beginning of period	—	2,299	(1,941)	2,201	—	2,559

End of period	$—	$115,009	$6,171	$226	$—	$121,406

Condensed Consolidating Statements of Cash Flows

For the Year ended December 31, 2016

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$—	$—	$(380,508)	$14,802	$—	$(365,706)
Cash flows from investing activities:
Subscriber acquisition costs—company owned equipment	—	—	(5,243)	—	—	(5,243)
Capital expenditures	—	—	(11,642)	—	—	(11,642)
Proceeds from sale of capital assets	—	—	3,080	43	—	3,123
Investment in subsidiary	(100,407)	(408,214)	—	—	508,621	—
Acquisition of intangible assets	—	—	(1,385)	—	—	(1,385)

Net cash (used in) provided by investing activities	(100,407)	(408,214)	(15,190)	43	508,621	(15,147)
Cash flows from financing activities:
Proceeds from notes payable	—	604,000	—	—	—	604,000
Repayment on notes payable	—	(235,535)	—	—	—	(235,535)
Borrowings from revolving line of credit	—	57,000	—	—	—	57,000
Repayment of revolving line of credit	—	(77,000)	—	—	—	$(77,000)
Proceeds from capital contribution	100,407	100,407	—	—	(100,407)	100,407
Payment of intercompany settlement	—	—	3,000	(3,000)	—	—
Intercompany receivable	—	—	12,906	—	(12,906)	—
Intercompany payable	—	—	408,214	(12,906)	(395,308)	—
Repayments of capital lease obligations	—	—	(8,295)	(20)	—	(8,315)
Financing costs	—	(9,036)	—	—	—	(9,036)
Deferred financing costs	—	(9,241)	—	—	—	(9,241)

Net cash provided by (used in) provided by financing activities	100,407	430,595	415,825	(15,926)	(508,621)	422,280
Effect of exchange rate changes on cash	—	—	—	(466)	—	(466)

Net increase (decrease) in cash	—	22,381	20,127	(1,547)	—	40,961
Cash:
Beginning of period	—	2,299	(1,941)	2,201	—	2,559

End of period	$—	$24,680	$18,186	$654	$—	$43,520

Condensed Consolidating Statements of Cash Flows

For the Year ended December 31, 2015

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$—	$(1,052)	$(267,327)	$13,072	$—	$(255,307)
Cash flows from investing activities:
Subscriber acquisition costs—company owned equipment	—	—	(23,641)	(1,099)	—	(24,740)
Capital expenditures	—	—	(26,941)	(41)	—	(26,982)
Proceeds from sale of capital assets	—	—	480	—	—	480
Investment in subsidiary	—	(296,895)	—	—	296,895	—
Acquisition of intangible assets	—	—	(1,363)	—	—	(1,363)
Proceeds from insurance claims	—	—	2,984	—	—	2,984
Change in restricted cash	—	—	14,214	—	—	14,214
Investment in convertible note	—	—	—	—	—	—
Other assets	—	—	(208)	—	—	(208)

Net cash used in investing activities	—	(296,895)	(34,475)	(1,140)	296,895	(35,615)
Cash flows from financing activities:
Proceeds from notes payable	—	296,250	—	—	—	296,250
Borrowings from revolving line of credit	—	271,000	—	—	—	271,000
Repayment of revolving line of credit	—	(271,000)	—	—	—	$(271,000)
Intercompany receivable	—		11,601	—	(11,601)	—
Intercompany payable	—	—	296,895	(11,601)	(285,294)	—
Repayments of capital lease obligations	—	—	(6,402)	(12)	—	(6,414)
Deferred financing costs	—	(5,436)	—	—	—	(5,436)

Net cash provided by (used in) provided by financing activities	—	290,814	302,094	(11,613)	(296,895)	284,400
Effect of exchange rate changes on cash	—	—	—	(1,726)	—	(1,726)

Net increase (decrease) in cash	—	(7,133)	292	(1,407)	—	(8,248)
Cash:
Beginning of period	—	9,432	(2,233)	3,608	—	10,807

End of period	$—	$2,299	$(1,941)	$2,201	$—	$2,559

Condensed Consolidating Statements of Cash Flows

For the Year ended December 31, 2014

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$50,000	$(894)	$(318,734)	$9,991	$(50,000)	$(309,637)
Cash flows from investing activities:
Subscriber acquisition costs—company owned equipment	—	—	(10,580)	—	—	(10,580)
Capital expenditures	—	—	(30,315)	(185)	—	(30,500)
Proceeds from sale of capital assets	—	—	964	—	—	964
Investment in subsidiary	(32,300)	(340,024)	—	—	372,324	—
Acquisition of intangible assets	—	—	(9,649)	—	—	(9,649)
Net cash used in acquisitions	—	—	(18,500)	—	—	(18,500)
Investment in marketable securities	—	(60,000)	—	—	—	(60,000)
Proceeds from marketable securities	—	60,069	—	—	—	60,069
Proceeds from note receivable	—	—	22,699	—	—	22,699
Change in restricted cash	—	—	14,375	—	—	14,375
Investment in convertible note	—	—	(3,000)	—	—	(3,000)
Other assets	—	—	(2,153)	(9)	—	(2,162)

Net cash used in investing activities	(32,300)	(339,955)	(36,159)	(194)	372,324	(36,284)
Cash flows from financing activities:
Proceeds from notes payable	—	102,000	—	—	—	102,000
Borrowings from revolving line of credit	—	20,000	—	—	—	20,000
Proceeds from capital contribution	32,300	32,300	—	—	(32,300)	32,300
Intercompany receivable	—	—	10,658	—	(10,658)	—
Intercompany payable	—	—	340,024	(10,658)	(329,366)	—
Proceeds from contract sales	—	—	2,261	—	—	2,261
Acquisition of contracts	—	—	(2,277)	—	—	(2,277)
Repayments of capital lease obligations	—	—	(6,297)	(3)	—	(6,300)
Deferred financing costs	—	(2,927)	—	—	—	(2,927)
Payment of dividends	(50,000)	(50,000)	—	—	50,000	(50,000)

Net cash (used in) provided by financing activities	(17,700)	101,373	344,369	(10,661)	(322,324)	95,057
Effect of exchange rate changes on cash	—	—	—	(234)	—	(234)

Net increase (decrease) in cash	—	(239,476)	(10,524)	(1,098)	—	(251,098)
Cash:
Beginning of period	—	248,908	8,291	4,706	—	261,905

End of period	$—	$9,432	$(2,233)	$3,608	$—	$10,807